Income Taxes, Valuation allowances by jurisdiction (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation allowance [Line Items]
Valuation allowance	$ 66	$ 126	$ 132
United Kingdom [Member]
Valuation allowance [Line Items]
Valuation allowance	29	31	30
France [Member]
Valuation allowance [Line Items]
Valuation allowance	22	26	26
U.S. [Member]
Valuation allowance [Line Items]
Valuation allowance	11	12	14
Netherlands [Member]
Valuation allowance [Line Items]
Valuation allowance	3	55	57
Other [Member]
Valuation allowance [Line Items]
Valuation allowance	$ 1	$ 2	$ 5